Note 5 - Accounting Policies and New Standards Adopted - Standards and Interpretations That Are Issued (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs	$ 53,877	$ 43,152	$ 31,852
Customer acquisition costs	$ 38,114	$ 24,428	$ 7,367